Related party transactions (Details)				12 Months Ended
	Feb. 07, 2020 shares	Dec. 31, 2019 GBP (£) £ / shares	Dec. 24, 2019 GBP (£) shares £ / shares	Jan. 31, 2019 GBP (£) £ / shares
Mr. Robert W. Duggan
Disclosure of transactions between related parties [line items]
Subscription price (in GBP per share) | £ / shares			£ 0.221
Maky Zanganeh and Associates, Inc.
Disclosure of transactions between related parties [line items]
Monthly consultancy fees, related party | £			£ 75,000
Fees paid to related party | £		£ 16,000		£ 0
Amounts payable to related party | £		5,000		0
Warrants | Mr. Robert W. Duggan
Disclosure of transactions between related parties [line items]
Other equity instruments subscribed (in shares)			24,923,555
Exercise price, other equity instruments subscribed (in GBP per share) | £ / shares			£ 0.243
Warrants | Maky Zanganeh and Associates, Inc.
Disclosure of transactions between related parties [line items]
Other equity instruments granted (in shares)			16,793,660
Exercise price, other equity instruments granted (in GBP per share) | £ / shares			£ 0.221
Vesting period			3 years
Warrant expense | £		£ 15,000		£ 0
Entering into related party agreement | Assignment And Assumption Agreement | Warrants | Dr. Zanganeh
Disclosure of transactions between related parties [line items]
Other equity instruments granted (in shares)	14,694,453
Entering into related party agreement | Assignment And Assumption Agreement | Warrants | Dr. Stracker
Disclosure of transactions between related parties [line items]
Other equity instruments granted (in shares)	2,099,207
Ordinary shares
Disclosure of transactions between related parties [line items]
Par value per share (in GBP per share) | £ / shares		£ 0.01	£ 0.01	£ 0.01
Ordinary shares | Mr. Robert W. Duggan
Disclosure of transactions between related parties [line items]
Number of shares subscribed (in shares)			166,157,050